Related Party Transactions - Transactions with Other Entities within the Phoenix TV Group and China Mobile (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Advertising and promotion expenses charged by related party		¥ 3,301	¥ 2,155	¥ 4,290
Corporate administrative expenses charged by related party		4,279	5,057	6,491
Revenues earned from related party	[1]	765,571	703,695	692,020
Net advertising revenues		45,084	41,219	9,612
Paid services revenues		1,207	10,146	18,075
Other Entities Within Phoenix TV Group
Related Party Transaction
Content provided by related party		(51,774)	(46,774)	(45,000)
Advertising and promotion expenses charged by related party		(3,301)	(2,155)	(4,290)
Corporate administrative expenses charged by related party		(830)	(822)	(943)
Trademark license fees charged by related party		(3,447)	(4,233)	(5,548)
Project cost charged by related party		(953)	(798)	(2,601)
Revenues earned from related party		38,859	35,515	4,566
China Mobile
Related Party Transaction
Net advertising revenues		4,548	4,338	4,914
Paid services revenues		1,207	10,090	17,916
Revenue sharing fees and bandwidth costs charged by related party		¥ (5)	¥ (1,918)	¥ (3,313)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):